NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Sale of Legacy Nuburu Convertible Notes to Related Parties (Parenthetical) (Details)				11 Months Ended
	Nov. 13, 2023	Jun. 16, 2023	Jun. 12, 2023	Jan. 31, 2023
David Seldin [Member] | Legacy Nuburu
Debt Conversion [Line Items]
Percentage of capital stock	5.00%	5.00%	5.00%	5.00%